Financial instruments by category	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The table below details the financial instruments as of March 31, 2024:

As of March 31, 2024
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	4,995	4,995
Other non-current financial assets	13,388	2,512	—	15,900
Trade receivables	248,227	—	—	248,227
Other current receivables(1)	33,260	44	1,640	34,944
Cash and cash equivalents	87,462	—	—	87,462
Balance as of March 31, 2024	382,337	2,556	6,635	391,528
(1) excluding other non-financial receivables

As of March 31, 2024
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	588,867	—	—	588,867
Other non-current financial liabilities	17,474	1,830	—	19,304
Other current financial liabilities	11,225	2,464	—	13,689
Trade payables	281,998	—	—	281,998
Other current liabilities(1)	22,659	—	—	22,659
Accrued liabilities(1)	48,691	—	—	48,691
Balance as of March 31, 2024	970,914	4,294	—	975,208
(1) excluding other non-financial liabilities
The table below details the financial instruments as of March 31, 2023:

As of March 31, 2023
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	7,051	7,051
Other non-current financial assets	11,807	2,400	—	14,207
Trade receivables	191,469	—	—	191,469
Other current receivables(1)	16,256	107	—	16,363
Cash and cash equivalents	240,546	—	—	240,546
Balance as of March 31, 2023	460,078	2,507	7,051	469,636
(1) excluding other non-financial receivables

As of March 31, 2023
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	788,836	—	—	788,836
Other non-current financial liabilities	15,215	3,596	—	18,811
Other current financial liabilities	6,984	12,243		19,227
Trade payables	209,106	—	—	209,106
Other current liabilities (1)	19,985	—	—	19,985
Accrued liabilities (1)	48,444	—	—	48,444
Balance as at March 31, 2023	1,088,570	15,839	—	1,104,409
(1) excluding other non-financial liabilities